October 4, 2012

Supplement

SUPPLEMENT DATED OCTOBER 4, 2012 TO THE PROSPECTUS OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
THE STRATEGIST PORTFOLIO
CLASS X and CLASS Y
Dated April 30, 2012

The Board of Trustees (the "Board") of Morgan Stanley Variable Investment Series (the "Fund") approved an Agreement and Plan of Reorganization by and between the Fund, on behalf of its series Strategist Portfolio (the "Portfolio") and The Universal Institutional Funds, Inc., on behalf of its series Global Tactical Asset Allocation Portfolio ("Global Tactical Asset Allocation"), pursuant to which substantially all of the assets of the Portfolio would be combined with those of Global Tactical Asset Allocation and shareholders of the Portfolio would become shareholders of Global Tactical Asset Allocation, receiving shares of Global Tactical Asset Allocation equal to the value of their holdings in the Portfolio (the "Reorganization"). Each shareholder of the Portfolio would receive the Class of shares of Global Tactical Asset Allocation that corresponds to the Class of shares of the Portfolio currently held by that shareholder. The Reorganization is subject to the approval of shareholders of the Portfolio at a special meeting of shareholders scheduled to be held during the first quarter of 2013. A proxy statement formally detailing the proposal, the reasons for the Reorganization and information concerning Global Tactical Asset Allocation is expected to be distributed to shareholders of the Portfolio during the first quarter of 2013.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

October 4, 2012

Supplement

SUPPLEMENT DATED OCTOBER 4, 2012 TO THE PROSPECTUS OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
THE AGGRESSIVE EQUITY PORTFOLIO
CLASS X and CLASS Y
Dated April 30, 2012

The Board of Trustees (the "Board") of Morgan Stanley Variable Investment Series (the "Fund") approved an Agreement and Plan of Reorganization by and between the Fund, on behalf of its series Aggressive Equity Portfolio (the "Portfolio") and the Fund, on behalf of its series Multi Cap Growth Portfolio ("Multi Cap Growth"), pursuant to which substantially all of the assets of the Portfolio would be combined with those of Multi Cap Growth and shareholders of the Portfolio would become shareholders of Multi Cap Growth, receiving shares of Multi Cap Growth equal to the value of their holdings in the Portfolio (the "Reorganization"). Each shareholder of the Portfolio would receive the Class of shares of Multi Cap Growth that corresponds to the Class of shares of the Portfolio currently held by that shareholder. The Reorganization is subject to the approval of shareholders of the Portfolio at a special meeting of shareholders scheduled to be held during the first quarter of 2013. A proxy statement formally detailing the proposal, the reasons for the Reorganization and information concerning Multi Cap Growth is expected to be distributed to shareholders of the Portfolio during the first quarter of 2013.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.